Schedule of Concentration of Risk (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Customer A [Member]
Product Information [Line Items]
Revenue	$ 8,952,713	$ 7,681,451	$ 7,178,403
Customer B [Member]
Product Information [Line Items]
Revenue	7,923,721	5,465,441	6,732,610
Customer C [Member]
Product Information [Line Items]
Revenue		5,457,548
Customer [Member]
Product Information [Line Items]
Revenue	$ 16,876,434	$ 18,604,440	$ 13,911,013